Total
Aristotle/Saul Global Equity Fund
SUMMARY SECTION – Aristotle/Saul Global Equity Fund
Investment Objective
The investment objective of the Aristotle/Saul Global Equity Fund (the “Global Equity Fund” or “Fund”) is to seek to maximize long-term capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Global Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aristotle/Saul Global Equity Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	(1.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aristotle/Saul Global Equity Fund Class I Shares
Management fees	0.70%
Distribution (Rule 12b-1) fees	none
Other expenses	0.37%
Total annual fund operating expenses	1.07%
Fees waived and/or expenses reimbursed	(0.27%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.80%	[1]
[1]	The Global Equity Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.80% of the average daily net assets of Class I Shares of the Global Equity Fund. This agreement is in effect until April 30, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The Global Equity Fund’s Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Global Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Global Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aristotle/Saul Global Equity Fund | Class I Shares | USD ($)	82	314	564	1,281

Portfolio Turnover

The Global Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Global Equity Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Global Equity Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. The Global Equity Fund primarily invests its assets in equity securities that are listed on an exchange or that are otherwise publicly traded in the United States or in a foreign country. The Global Equity Fund may also invest in exchange-traded funds (“ETFs”). ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.

Under normal market conditions, the Global Equity Fund invests in at least three different countries, including emerging market countries, with at least 40% of its net assets invested in securities of issuers located outside the United States. The Global Equity Fund’s investments in foreign securities may include investments through American, European and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). Depository receipts represent interests in foreign securities held on deposit by banks.

The strategy seeks to maximize total return, which includes both long-term capital appreciation and income via equity dividends. In selecting investments for the Global Equity Fund, Aristotle Capital Management, LLC (the “Advisor” or “Aristotle Capital”), the Fund’s investment advisor, employs a fundamental, bottom-up approach. The Advisor focuses first on the quality of a company’s business and then considers whether the company’s securities are available at an attractive price relative to what the Advisor believes to be their fair value. The Advisor seeks to identify high quality businesses by focusing on companies with all or most of the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; history of or prospects for paying dividends; and/or high or consistently improving market position, return on invested capital and operating margins. The Global Equity Fund may invest in companies of any market capitalizations, but typically invests in companies with a market capitalization above $2 billion at initial investment.

The Global Equity Fund generally seeks favorable performance relative to its benchmarks, the MSCI All Country World Index (net) and the MSCI World Index (net). However, the Advisor is not constrained by the composition of either index in selecting investments for the Global Equity Fund.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Global Equity Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Global Equity Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Global Equity Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Global Equity Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDR. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

ETF Risk. Investing in an ETF will provide the Global Equity Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Global Equity Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Sector Focus Risk. The Global Equity Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of December 31, 2020, 27.8% of the Fund’s total assets was invested in the technology sector. Companies in the technology sector can be significantly affected by intense competition, consumer preferences, problems with product compatibility and government regulation.

Liquidity Risk. The Global Equity Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Global Equity Fund’s investments. Illiquid assets may also be difficult to value.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline is the issuers experience cybersecurity incidents.

Performance

The bar chart and table below provide some indication of the risks of investing in the Global Equity Fund by showing changes in the Global Equity Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of certain broad-based market indexes. Prior to May 1, 2020, the Fund’s principal investment strategy permitted investments in fixed income securities, as well as certain tactical investment strategies including short sales, investments in futures, forward contracts, distressed debt, purchase and sale of options, and pursuing merger arbitrage opportunities. Updated performance information is available at the Global Equity Fund’s website, www.aristotlefunds.com, or by calling the Fund at 1-888-661-6691. The Global Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Global Equity Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	19.67%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(23.30)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2021 was 7.05%.

Average Annual Total Returns for periods ended December 31, 2020
Average Annual Total Returns - Aristotle/Saul Global Equity Fund		1 Year	5 Years	Since Inception	Inception Date
Class I Shares		16.68%	12.01%	7.84%	Mar. 30, 2012
Class I Shares | After Taxes on Distributions	[1]	15.29%	10.76%	6.96%	Mar. 30, 2012
Class I Shares | After Taxes on Distributions and Sales	[1]	10.83%	9.39%	6.17%	Mar. 30, 2012
MSCI All Country World Index (net) (Reflects no deductions for fees, expenses or taxes)		16.25%	12.26%	10.04%	Mar. 30, 2012
MSCI World Index (net) (Reflects no deductions for fees, expenses or taxes)		15.90%	12.19%	10.68%	Mar. 30, 2012
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Aristotle International Equity Fund
SUMMARY SECTION – Aristotle International Equity Fund
Investment Objective
The investment objective of the Aristotle International Equity Fund (the “International Equity Fund” or “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aristotle International Equity Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	(1.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aristotle International Equity Fund Class I Shares
Management fees	0.70%
Distribution (Rule 12b-1) fees	none
Shareholder service fee	0.08%
All other expenses	0.27%
Other expenses	0.35%
Total annual fund operating expenses	1.05%
Fees waived and/or expenses reimbursed	(0.25%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.80%	[1]
[1]	The International Equity Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.80% of the Fund’s average daily net assets. This agreement is in effect until April 30, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The International Equity Fund’s Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the International Equity Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the International Equity Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aristotle International Equity Fund | Class I Shares | USD ($)	82	309	555	1,260

Portfolio Turnover

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the International Equity Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the International Equity Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in publicly traded equity securities or depository receipts of companies organized, headquartered or doing a substantial amount of business outside of the United States. Aristotle Capital Management, LLC, the International Equity Fund’s Advisor, considers a company that has at least 50% of its assets located outside the United States or derives at least 50% of its revenue from business outside the United States as doing a substantial amount of business outside the United States. The International Equity Fund generally invests in securities of companies located in different regions and in at least three different countries. The International Equity Fund intends to invest no more than 20% of its total assets in companies organized, headquartered or doing a substantial amount of business in emerging market countries under normal market conditions.

The International Equity Fund’s investments in equity securities may include common stocks, preferred stocks, warrants and rights. The International Equity Fund’s investments in depository receipts may include American, European, and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The International Equity Fund may invest in companies of any market capitalization.

In pursuing the International Equity Fund’s investment objective, the Advisor employs a fundamental, bottom-up research driven approach to identify companies for investment by the Fund. The Advisor focuses on those companies that it believes have high quality businesses that are undervalued by the market relative to what the Advisor believes to be their fair value. The Advisor seeks to identify high quality companies by focusing on the following attributes: attractive business fundamentals, strong financials, experienced, motivated company management, and high and/or consistently improving market position, return on invested capital or operating margins.

Principal Risks of Investing

Risk is inherent in all investing and you could lose your money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the International Equity Fund, which may cause investors to lose money. There can be no assurance that the International Equity Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the International Equity Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the International Equity Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the International Equity Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline is the issuers experience cybersecurity incidents.

Performance

The bar chart and table below provide some indication of the risks of investing in the International Equity Fund by showing changes in the International Equity Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the International Equity Fund’s website, www.aristotlefunds.com, or by calling the Fund at 1-888-661-6691. The International Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the International Equity Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	19.52%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(24.44)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2021 was 2.89%.

Average Annual Total Returns for periods ended December 31, 2020
Average Annual Total Returns - Aristotle International Equity Fund		1 Year	5 Years	Since Inception	Inception Date
Class I Shares		10.40%	8.37%	4.93%	Mar. 31, 2014
Class I Shares | After Taxes on Distributions	[1]	10.25%	8.03%	4.64%	Mar. 31, 2014
Class I Shares | After Taxes on Distributions and Sales	[1]	6.26%	6.55%	3.82%	Mar. 31, 2014
MSCI EAFE (Net) Index (Reflects no deductions for fees, expenses or taxes)		7.82%	7.45%	4.45%	Mar. 31, 2014
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Aristotle Strategic Credit Fund
SUMMARY SECTION – Aristotle Strategic Credit Fund
Investment Objectives
The investment objectives of the Aristotle Strategic Credit Fund (the “Strategic Credit Fund” or “Fund”) are to seek income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Strategic Credit Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aristotle Strategic Credit Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	(1.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aristotle Strategic Credit Fund Class I Shares
Management fees	0.47%
Distribution (Rule 12b-1) fees	none
Other expenses	2.75%
Total annual fund operating expenses	3.22%
Fees waived and/or expenses reimbursed	(2.60%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.62%	[1]
[1]	The Strategic Credit Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.62% of the Fund’s average daily net assets. This agreement is in effect until April 30, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The Strategic Credit Fund’s Advisor is permitted to seek reimbursement from the Strategic Credit Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Strategic Credit Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Strategic Credit Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Strategic Credit Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aristotle Strategic Credit Fund | Class I Shares | USD ($)	63	748	1,456	3,342

Portfolio Turnover

The Strategic Credit Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Strategic Credit Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Strategic Credit Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities. The types of debt securities in which the Fund may invest include, but are not limited to, corporate bonds, notes and debentures of U.S. and non-U.S. issuers, and bank loans of U.S. and non-U.S. corporate issuers. The Strategic Credit Fund’s investments in foreign securities include securities in both developed and emerging markets.

The Strategic Credit Fund may invest in debt securities of any maturity and credit quality. Under normal market conditions, the Fund’s Advisor, Aristotle Credit Partners, LLC, expects that the Fund will generally invest in investment grade corporate bonds as well as high yield bonds and in bank loans that are generally both rated in the “B” and “BB” quality tiers of the high yield categories by nationally recognized securities rating organizations at the time of purchase or, if unrated, determined by the Advisor to be of comparable credit quality. However, the Strategic Credit Fund may also invest in corporate debt investments rated below “B”. The Advisor believes these securities with these credit ratings provide the optimal risk-adjusted performance over a market cycle. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody’s or Fitch, determined by the Advisor to be of comparable credit quality. High yield bonds, commonly referred to as “junk bonds” and bank loans, are generally rated below investment grade by Moody’s, S&P, or Fitch.

In pursuing the Strategic Credit Fund’s investment objectives, the Advisor uses a disciplined investment approach that integrates a top-down macroeconomic environment assessment with a bottom-up fundamental credit analysis. The Advisor seeks to identify and invest in securities of companies with stable or improving financial profiles.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Strategic Credit Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Strategic Credit Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Credit Risk. If an issuer or guarantor of a debt security held by the Strategic Credit Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Bank Loan Risk. The Strategic Credit Fund’s investments in assignments of bank loans may create substantial risk. Although the Strategic Credit Fund expects it will invest in senior and secured bank loans, the Fund may invest in unsecured or subordinated loans. In addition, the Fund may invest in secured and unsecured participations in bank loans. These bank loans will generally be rated below investment grade. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Strategic Credit Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose the Fund to the credit risk of the underlying borrower. If the Strategic Credit Fund invests in a bank loan through a participation, the Fund will also be exposed to the credit risk of financial institution selling the participation to the Fund as well as the credit risk of the underlying borrower. The market for bank loan may not be highly liquid and the Fund may have difficulty selling them. Bank loans have similar risks to high yield bonds and are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing bank loans are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings. Unlike senior secured loans which have a priority claim on the borrower’s assets and are secured with the borrower’s assets and/or equity, unsecured or subordinated loans may carry greater risk since they will not have a priority claim and may not be secured by the borrower’s assets.

Interest Rate Risk. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Liquidity Risk. The Strategic Credit Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Valuation Risk. The sales price the Strategic Credit Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Sector Focus Risk. The Strategic Credit Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. For example, as of December 31, 2020, 32.3% of the Fund’s total assets was invested in the financial sector. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulations of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Strategic Credit Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Extension Risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market which may cause the value of the securities to fall.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Strategic Credit Fund may not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Strategic Credit Fund may also lose any premium it paid on the security.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline is the issuers experience cybersecurity incidents.

Emerging Markets Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed and less stable economic, political and legal systems than those of more developed countries. There may be less publicly available and reliable information about issuers in emerging markets than is available about issuers in more developed markets. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Performance

The bar chart and table below provide some indication of the risks of investing in the Strategic Credit Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index and an additional index. Updated performance information is available at the Strategic Credit Fund’s website, www.aristotlefunds.com, or by calling the Strategic Credit Fund at 1-888-661-6691. The Strategic Credit Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	9.57%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(7.55)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2021 was (0.13)%.

Average Annual Total Returns for periods ended December 31, 2020
Average Annual Total Returns - Aristotle Strategic Credit Fund		1 Year	5 Years	Since Inception	Inception Date
Class I Shares		7.26%	6.45%	4.91%	Dec. 31, 2014
Class I Shares | After Taxes on Distributions	[1]	5.87%	4.67%	3.14%	Dec. 31, 2014
Class I Shares | After Taxes on Distributions and Sales	[1]	4.26%	4.16%	2.95%	Dec. 31, 2014
Bloomberg Barclays U.S. High Yield Ba/B2% Issuer Cap Index (Reflects no deductions for fees, expenses or taxes)		7.67%	8.22%	6.31%	Dec. 31, 2014
Aristotle Blended Index (Reflects no deductions for fees, expenses or taxes)	[2]	6.04%	6.22%	5.02%	Dec. 31, 2014
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Aristotle Blended Index is a blend of three indices: 1/3 Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Cap Index, 1/3 Bloomberg Barclays Intermediate U.S. Corporate Index and 1/3 Credit Suisse Leveraged Loan Index. The Bloomberg Barclays U.S. High Yield Loans Index was retired on September 30, 2016 and was replaced in the Aristotle Blended Index with the Credit Suisse Leveraged Loan Index effective October 1, 2016. Prior to October 1, 2016, the Aristotle Blended Index consisted of a blend of the following three indices: 1/3 Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Cap Index, 1/3 Bloomberg Barclays Intermediate U.S. Corporate Index and 1/3 Bloomberg Barclays U.S. High Yield Loans Index.

Aristotle Value Equity Fund
SUMMARY SECTION – Aristotle Value Equity Fund
Investment Objective
The investment objective of the Aristotle Value Equity Fund (the “Value Equity Fund” or “Fund”) is to maximize long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Value Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aristotle Value Equity Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	(1.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aristotle Value Equity Fund Class I Shares
Management fees	0.60%
Distribution (Rule 12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.79%
Fees waived and/or expenses reimbursed	(0.10%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.69%	[1],[2]
[1]

The Value Equity Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.69% of the average daily net assets of Class I Shares of the Value Equity Fund. This agreement is in effect until April 30, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The Value Equity Fund’s Advisor is permitted to seek reimbursement from the Value Equity Fund, subject to certain limitations, of fees waived or payments made to the Value Equity Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

[2]	The expense information in the table has been restated to reflect the current expense cap effective March 1, 2020.

Example

This example is intended to help you compare the cost of investing in the Value Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Value Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Value Equity Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aristotle Value Equity Fund | Class I Shares | USD ($)	70	242	429	969

Portfolio Turnover

The Value Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Value Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Value Equity Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Value Equity Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. The Value Equity Fund’s investments in equity securities may include common stocks, depository receipts, and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.

The Value Equity Fund seeks to meet its investment objective by investing primarily in equity securities of domestic and foreign issuers that are listed on a U.S. exchange or that are otherwise publicly traded in the United States but may invest up to 20% of its total assets in American Depository Receipts and Global Depository Receipts (“ADRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

In selecting investments for the Value Equity Fund, the Advisor employs a fundamental, bottom-up approach. The Advisor focuses on those companies that it believes have high quality businesses that are undervalued by the market relative to what the Advisor believes to be their fair value and have a minimum market capitalization of $2 billion. The Advisor seeks to identify high quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; and/or high or consistently improving market position, return on invested capital and operating margins.

The Value Equity Fund generally seeks favorable performance relative to its benchmark, the Russell 1000 Value Index. However, the Advisor is not constrained by the composition of the Russell 1000 Value Index in selecting investments for the Fund.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Value Equity Fund is set forth below. Before you decide whether to invest in the Value Equity Fund, carefully consider these risk factors associated with investing in the Value Equity Fund, which may cause investors to lose money. There can be no assurance that the Value Equity Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Value Equity Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Value Equity Fund participate, or factors relating to specific companies in which the Fund invests.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Value Equity Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depository Receipts (“GDRs”) Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Real Estate Investment Trust (REIT) Risk. The Value Equity Fund’s investment in REITs will subject the Value Equity Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

ETF Risk. Investing in an ETF will provide the Value Equity Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Value Equity Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline is the issuers experience cybersecurity incidents.

Performance

The bar chart and table below provide some indication of the risks of investing in the Value Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of two broad-based market indexes. Updated performance information is available at the Value Equity Fund’s website, www.aristotlefunds.com, or by calling the Fund at 1-888-661-6691. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	20.96%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(23.87)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2021 was 9.86%.

Average Annual Total Returns for periods ended December 31, 2020
Average Annual Total Returns - Aristotle Value Equity Fund		1 Year	Since Inception	Inception Date
Class I Shares		14.38%	13.78%	Aug. 31, 2016
Class I Shares | After Taxes on Distributions	[1]	14.24%	13.54%	Aug. 31, 2016
Class I Shares | After Taxes on Distributions and Sales	[1]	8.61%	10.95%	Aug. 31, 2016
S&P 500 Index (Reflects no deductions for fees, expenses or taxes)		2.80%	8.84%	Aug. 31, 2016
Russell 1000 Value Index (Reflects no deductions for fees, expenses or taxes)		18.40%	15.72%	Aug. 31, 2016
[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Aristotle Small Cap Equity Fund
SUMMARY SECTION – Aristotle Small Cap Equity Fund
Investment Objective
The investment objective of the Aristotle Small Cap Equity Fund (the “Small Cap Equity Fund” or “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Small Cap Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aristotle Small Cap Equity Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	(1.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aristotle Small Cap Equity Fund Class I Shares
Management fees	0.75%
Distribution (Rule 12b-1) fees	none
Shareholder service fee	0.13%
All other expenses	0.25%
Other expenses	0.38%
Total annual fund operating expenses	1.13%	[1]
Fees waived and/or expenses reimbursed	(0.23%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.90%	[1],[2]
[1]

The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

[2]

The Small Cap Equity Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Small Cap Equity Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.90% of the Small Cap Equity Fund’s average daily net assets. This agreement is in effect until April 30, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The Small Cap Equity Fund’s Advisor is permitted to seek reimbursement from the Small Cap Equity Fund, subject to certain limitations, of fees waived or payments made to the Small Cap Equity Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Small Cap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Equity Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aristotle Small Cap Equity Fund | Class I Shares | USD ($)	92	336	600	1,354

Portfolio Turnover

The Small Cap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Small Cap Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Equity Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Small Cap Equity Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of small capitalization companies. Aristotle Capital Boston, LLC, the Small Cap Equity Fund’s Advisor, considers small capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than that of the largest company in the Russell 2000® Index during the most recent 12-month period (approximately $3.8 billion during the 12-month period ended December 31, 2020). The Russell 2000® Index is reconstituted annually. Because small capitalization companies are defined by reference to an index, the range of market capitalization of companies in which the Small Cap Equity Fund invests may vary with market conditions. Investments in companies that move above or below the capitalization range may continue to be held by the Small Cap Equity Fund in the Advisor’s sole discretion. The Small Cap Equity Fund’s investments in equity securities may include common stocks, depository receipts, and exchange traded-funds (“ETFs”) that invest primarily in equity securities of small capitalization companies. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.

The Small Cap Equity Fund seeks to meet its investment objective by investing primarily in equity securities of U.S. issuers but may invest up to 5% of its total assets in American Depository Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

In pursuing the Small Cap Equity Fund’s investment objective, the Advisor employs a fundamental, bottom-up research driven approach to identify companies for investment by the Small Cap Equity Fund. The Advisor focuses on those companies that it believes have high quality businesses that are undervalued by the market relative to what the Advisor believes to be their fair value. The Advisor seeks to identify high quality businesses by focusing on companies with the following attributes: disciplined business plans; attractive business fundamentals; sound balance sheets; financial strength; experienced, motivated company management; reasonable competition; and/or a record of long-term value creation.

The Fund generally seeks favorable performance relative to its benchmark, the Russell 2000 Index. However, the Advisor is not constrained by the composition of the Russell 2000 Index in selecting investments for the Fund.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Small Cap Equity Fund is set forth below. Before you decide whether to invest in the Small Cap Equity Fund, carefully consider these risk factors associated with investing in the Small Cap Equity Fund, which may cause investors to lose money. There can be no assurance that the Small Cap Equity Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Small Cap Equity Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Small Cap Equity Fund invests.

Small-Cap Company Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Sector Focus Risk. The Small Cap Equity Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of December 31, 2020, 30.3% of the Fund’s total assets was invested in the industrials sector. Performance of companies in the industrials sector may be affected by, among other things, supply and demand for their specific product or service and for industrials sector products in general. Moreover, government regulation, world events, exchange rates and economic conditions, technological developments, fuel prices, labor agreements, insurance costs, and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Real Estate Investment Trust (REIT) Risk. The Small Cap Equity Fund’s investment in REITs will subject the Small Cap Equity Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Small Cap Equity Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

ETF Risk. Investing in an ETF will provide the Small Cap Equity Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Small Cap Equity Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline is the issuers experience cybersecurity incidents.

Performance

The bar chart and table below provide some indication of the risks of investing in the Small Cap Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Small Cap Equity Fund’s website, www.aristotlefunds.com, or by calling the Small Cap Equity Fund at 1-888-661-6691. The Small Cap Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	29.62%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(33.02)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2021 was 11.94%.

Average Annual Total Returns for periods ended December 31, 2020
Average Annual Total Returns - Aristotle Small Cap Equity Fund		1 Year	5 Years	Since Inception	Inception Date
Class I Shares		9.31%	10.39%	9.29%	Oct. 30, 2015
Class I Shares | After Taxes on Distributions	[1]	8.82%	9.65%	8.58%	Oct. 30, 2015
Class I Shares | After Taxes on Distributions and Sales	[1]	5.85%	8.11%	7.22%	Oct. 30, 2015
Russell 2000 Index (Reflects no deductions for fees, expenses or taxes)		19.96%	13.26%	12.37%	Oct. 30, 2015
[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Aristotle Core Equity Fund
SUMMARY SECTION – Aristotle Core Equity Fund
Investment Objective
The investment objective of the Aristotle Core Equity Fund (the “Core Equity Fund” or “Fund”) is to seek long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Core Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Aristotle Core Equity Fund Class I Shares USD ($)
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge (load)	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	(1.00%)
Wire fee	$ 20
Overnight check delivery fee	25
Retirement account fees (annual maintenance fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Aristotle Core Equity Fund Class I Shares
Management fees	0.50%
Distribution (Rule 12b-1) fees	none
Shareholder service fee	0.09%
All other expenses	0.37%
Other expenses	0.46%
Total annual fund operating expenses	0.96%
Fees waived and/or expenses reimbursed	(0.31%)	[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.65%	[1]
[1]

The Core Equity Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Core Equity Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.65% of the Core Equity Fund’s average daily net assets. This agreement is in effect until April 30, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The Core Equity Fund’s Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Core Equity Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Core Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Core Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Core Equity Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Aristotle Core Equity Fund | Class I Shares | USD ($)	66	275	501	1,150

Portfolio Turnover

The Core Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Core Equity Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Core Equity Fund invests at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities. The Core Equity Fund’s investments in equity securities may include common stocks, preferred stocks, convertible preferred stocks, depository receipts, shares of publicly-traded real estate investment trusts (“REITs”), warrants and rights. The Core Equity Fund’s investments in depository receipts may include American, European, and Global Depository Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. Although the Core Equity Fund may invest in companies of any market capitalization and from any country, it invests primarily in large U.S. companies.

In pursuing the Core Equity Fund’s investment objective, Aristotle Atlantic Partners, LLC, the Core Equity Fund’s Advisor, employs a fundamental, bottom-up research driven approach to identify companies for investment by the Core Equity Fund. The Advisor seeks to identify companies that it believes are positioned to benefit from one or more of the following: (i) shifts in industry spending, government spending and consumer trends; (ii) gains in market share from innovative products and strong intellectual property; and (iii) cyclical trends in the industry in which they operate and capable management that can take advantage of those trends. Additionally, the Advisor integrates environmental, social and governance ("ESG") factors into its investment process by incorporating a proprietary research methodology that reviews companies against global norms with respect to factors such as environmental protection, human rights, labor standards and corruption. The Advisor believes this portion of the process helps identify companies where management may be making decisions that raise both operational and reputational risks that may have a material impact on a company’s overall valuation and financial performance. At times, the Core Equity Fund’s assets may be invested in securities of relatively few industries or sectors.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Core Equity Fund is set forth below. Before you decide whether to invest in the Core Equity Fund, carefully consider these risk factors associated with investing in the Core Equity Fund, which may cause investors to lose money. There can be no assurance that the Core Equity Fund will achieve its investment objective.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Core Equity Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Core Equity Fund participate, or factors relating to specific companies in which the Core Equity Fund invests.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Sector Focus Risk. The Core Equity Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of December 31, 2020, 30.9% of the Fund’s total assets was invested in the technology sector. Companies in the technology sector can be significantly affected by intense competition, consumer preferences, problems with product compatibility and government regulation.

Recent Market Events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Real Estate Investment Trust (REIT) Risk. The Core Equity Fund’s investment in REITs will subject the Core Equity Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

ETF Risk. Investing in an ETF will provide the Core Equity Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Core Equity Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Core Equity Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

ESG Criteria Risk.  While the Advisor believes that the integration of ESG analysis as part of the investment process contributes to its risk management approach, the Fund’s consideration of ESG criteria in making its investment decisions may affect the Fund’s exposure to risks associated with certain issuers, industries and sectors, which may impact the Fund’s investment performance.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Core Equity Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs and GDRs. Unsponsored ADRs, EDRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, and the issuing bank may deduct custody, foreign currency exchange, and other fees from the payment of dividends.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. Convertible preferred stock allows the holder to convert the preferred shares into a fixed number of common shares, usually after a predetermined date. Like preferred stock, convertible preferred stock generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends but ranks behind bonds, including convertible bonds, in priority upon liquidation.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund’s Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Fund’s advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers or securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline is the issuers experience cybersecurity incidents.

Performance

The bar chart and table below provide some indication of the risks of investing in the Core Equity Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Core Equity Fund’s website, www.aristotlefunds.com, or by calling the Core Equity Fund at 1-888-661-6691. The Core Equity Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	22.13%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(16.75)%	Quarter Ended 03/31/2020

The year-to-date return for the Fund as of March 31, 2021 was 5.04%.

Average Annual Total Returns for periods ended December 31, 2020
Average Annual Total Returns - Aristotle Core Equity Fund		1 Year	Since Inception	Inception Date
Class I Shares		25.69%	17.61%	Mar. 31, 2017
Class I Shares | After Taxes on Distributions	[1]	25.44%	17.40%	Mar. 31, 2017
Class I Shares | After Taxes on Distributions and Sales	[1]	15.38%	14.02%	Mar. 31, 2017
S&P 500 Index (Reflects no deductions for fees, expenses or taxes)		18.40%	15.36%	Mar. 31, 2017
[1]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.